SEGMENT REPORTING - Summary of Information By Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Segment Reporting Information [Line Items]
Revenues from external customers	$ 593,466	$ 503,327	$ 570,341
Gross profit	218,279	190,568	211,166
IA [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	337,052	239,971	233,798
Costs of revenue	227,107	154,298	139,010
Gross profit	109,945	85,673	94,788
Rail [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	188,171	201,339	208,917
Costs of revenue	90,386	107,382	109,567
Gross profit	97,785	93,957	99,350
M&E [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	68,243	62,017	127,626
Costs of revenue	57,694	51,079	110,598
Gross profit	10,549	10,938	17,028
Consolidated [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	593,466	503,327	570,341
Costs of revenue	375,187	312,759	359,175
Gross profit	218,279	190,568	211,166
Integrated solutions contracts revenue [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	460,180
Integrated solutions contracts revenue [Member] | IA [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	291,106	207,421	191,668
Integrated solutions contracts revenue [Member] | Rail [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	100,877	145,750	148,365
Integrated solutions contracts revenue [Member] | M&E [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	68,197	61,101	127,338
Integrated solutions contracts revenue [Member] | Consolidated [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	460,180	414,272	467,371
Product [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	28,667
Costs of revenue	5,293	5,456	7,571
Product [Member] | IA [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	22,772	15,504	27,390
Product [Member] | Rail [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	5,895	4,640	5,712
Product [Member] | M&E [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	0	0	0
Product [Member] | Consolidated [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	28,667	20,144	33,102
Maintenance [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	101,322
Maintenance [Member] | IA [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	21,402	15,985	13,978
Maintenance [Member] | Rail [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	79,874	49,140	53,359
Maintenance [Member] | M&E [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	46	916	288
Maintenance [Member] | Consolidated [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	101,322	66,041	67,625
Extended Warranty Service Revenue [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	3,297
Extended Warranty Service Revenue [Member] | IA [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	1,772	1,061	762
Extended Warranty Service Revenue [Member] | Rail [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	1,525	1,809	1,481
Extended Warranty Service Revenue [Member] | M&E [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	0	0	0
Extended Warranty Service Revenue [Member] | Consolidated [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	$ 3,297	$ 2,870	$ 2,243